BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
BUSINESS
Overview
Sabra Health Care REIT, Inc. (“Sabra” or the “Company”) was incorporated on May 10, 2010 as a wholly owned subsidiary of Sun Healthcare Group, Inc. (“Old Sun”) and commenced operations on November 15, 2010. Sabra is organized to qualify as a real estate investment trust (“REIT”) and intends to elect to be treated as a REIT for U.S. federal income tax purposes commencing with its taxable year beginning on January 1, 2011. Sabra’s primary business consists of acquiring, financing and owning real estate property to be leased to third party tenants in the healthcare sector. Sabra owns substantially all of its assets and properties and conducts its operations through Sabra Health Care Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), of which Sabra is the sole general partner, or by subsidiaries of the Operating Partnership. As of June 30, 2012, Sabra’s investment portfolio included 103 properties (consisting of (i) 93 skilled nursing/post-acute facilities, (ii) nine senior housing facilities, and (iii) one acute care hospital). In addition, as of June 30, 2012, a wholly owned subsidiary of the Company was the lender of a mortgage loan secured by a first trust deed in a skilled nursing facility located in Texas and a mezzanine loan secured by the borrowers' equity interests in three skilled nursing facilities and one assisted living facility located in Texas.

BUSINESS
Overview
Sabra Health Care REIT, Inc. (“Sabra” or the “Company”) was incorporated on May 10, 2010 as a wholly owned subsidiary of Sun Healthcare Group, Inc. (“Old Sun”) and commenced operations upon completion of the Separation and REIT Conversion Merger (discussed below) on November 15, 2010 (the “Separation Date”). Sabra is organized to qualify as a real estate investment trust (“REIT”) and will elect to be treated as a REIT for U.S. federal income tax purposes upon the filing of its U.S. federal income tax return for the taxable year beginning January 1, 2011. Sabra’s primary business consists of acquiring, financing and owning real estate property to be leased to third party tenants in the healthcare sector. Sabra owns substantially all of its assets and properties and conducts its operations through Sabra Health Care Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), of which Sabra is the sole general partner, or by subsidiaries of the Operating Partnership. As of December 31, 2011, Sabra’s investment portfolio included 97 properties (consisting of (i) 76 skilled nursing facilities, (ii) ten combined skilled nursing, assisted living and independent living facilities, (iii) six assisted living facilities, (iv) two mental health facilities, (v) one independent living facility, (vi) one continuing care retirement community, and (vii) one acute care hospital).
Separation and REIT Conversion Merger
On May 24, 2010, Old Sun announced its intention to restructure its business by separating its real estate assets and its operating assets into two separate publicly traded companies, Sabra and SHG Services Inc. (which has been renamed “Sun Healthcare Group, Inc.” or “Sun”). In order to effect the restructuring, Old Sun distributed to its stockholders on a pro rata basis all of the outstanding shares of common stock of Sun (this distribution is referred to as the “Separation”), together with an additional cash distribution. Immediately following the Separation, Old Sun merged with and into Sabra, with Sabra surviving the merger and Old Sun stockholders receiving shares of Sabra common stock in exchange for their shares of Old Sun common stock (this merger is referred to as the “REIT Conversion Merger”). Effective November 15, 2010, the Separation and REIT Conversion Merger were completed and Sabra and Sun began operations as separate companies.
Following the Separation, Sun, through its subsidiaries, continued the business and operations of Old Sun and its subsidiaries. Sabra did not operate prior to the Separation. Immediately following the Separation, subsidiaries of Sabra owned substantially all of Old Sun’s owned real property. The owned real property held by subsidiaries of Sabra following the Separation includes fixtures and certain personal property associated with the real property. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. At the time of the Separation, the balance sheet of Sabra included the owned real property and mortgage indebtedness to third parties on the real property as well as indebtedness incurred by Sabra prior to completion of the Separation. The statements of income and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, Sabra’s assets and liabilities are recorded at the historical carrying values of Old Sun.